Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Consulting fees	$ 0	$ 0	$ 50,000	$ 0
Revenues - related party	0	0	4,000	0	$ 15,000	$ 0
Sponsorships - related parties	20,000	0	101,000	0
Revenues	20,000	0	155,000	0	0	1,000
Cost of sales	0	0	0	0	0	0
Gross profit	20,000	0	155,000	0	15,000	1,000
Operating expenses:
Race expenses	39,564	15,003	40,178	15,003	32,305	43,118
Consulting - related parties	16,750	15,000	77,250	45,000	60,000	168,000
General and administrative	18,615	13,030	59,524	33,095	43,155	41,858
Professional fees	7,988	22,402	33,028	50,377	63,613	15,500
Total operating expenses	82,917	65,435	209,980	143,475	199,073	268,476
Loss from operations	(62,917)	(65,435)	(54,980)	(143,475)	(184,073)	(267,476)
Other expenses:
Interest expense	(1,875)	(1,875)	(5,625)	(5,625)	(7,500)	(7,713)
Interest expense - related parties	(2,004)	(9,013)	(20,129)	(25,718)	(35,072)	(31,768)
Interest income - related parties	1,512	0	2,612	0
Total other income (expense)	(2,367)	(10,888)	(23,142)	(31,343)	(42,572)	(39,481)
Loss before income taxes	(65,284)	(76,323)	(78,122)	(174,818)	(226,645)	(306,957)
Provision for income tax	0	0	0	0	0	0
Net loss	$ (65,284)	$ (76,323)	$ (78,122)	$ (174,818)	$ (226,645)	$ (306,957)
Net loss per share (Basic and fully diluted)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (.03)	$ (.04)
Weighted average number of common shares outstanding	13,726,320	7,929,581	9,630,924	7,929,581	7,929,581	7,929,581